WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.1% (a)
Communication Services - 7.8%
Alphabet, Inc. - Class A (b)	836	$2,325,209
Alphabet, Inc. - Class C (b)	4,580	12,791,894
Live Nation Entertainment, Inc. (b)	10,855	1,276,982
Meta Platforms, Inc. - Class A (b)	10,605	2,358,128
Netflix, Inc. (b)	352	131,856
Nexstar Media Group, Inc. - Class A	1,567	295,348
Snap, Inc. - Class A (b)	21,280	765,867
Take-Two Interactive Software, Inc. (b)	522	80,252
		20,025,536
Consumer Discretionary - 14.1%
Airbnb, Inc. - Class A (b)	4,341	745,610
Alibaba Group Holding Ltd. - ADR (b)	10,659	1,159,699
Amazon.com, Inc. (b)	4,008	13,065,880
AutoZone, Inc. (b)	37	75,649
Booking Holdings, Inc. (b)	310	728,019
Burlington Stores, Inc. (b)	2,864	521,735
Capri Holdings Ltd. (b)	9,704	498,689
Columbia Sportswear Co.	2,176	196,993
Domino's Pizza, Inc.	1,890	769,249
DoorDash, Inc. - Class A (b)	1,013	118,713
DR Horton, Inc.	1,336	99,545
eBay, Inc.	3,410	195,257
Etsy, Inc. (b)	4,896	608,475
General Motors Co. (b)	19,431	849,912
Lowe's Cos., Inc.	3,712	750,529
Lululemon Athletica, Inc. (b)	667	243,608
Mattel, Inc. (b)	9,234	205,087
McDonald's Corp.	1,557	385,015
MercadoLibre, Inc. (b)	227	270,012
MGM Resorts International	46,819	1,963,589
NIKE, Inc. - Class B	22,367	3,009,703
O'Reilly Automotive, Inc. (b)	59	40,413
Pool Corp.	123	52,011
RH (b)	740	241,307
Ross Stores, Inc.	1,237	111,899
Shake Shack, Inc. - Class A (b)	1,919	130,300
Target Corp.	4,959	1,052,399
Tesla, Inc. (b)	3,846	4,144,450
The Home Depot, Inc.	8,091	2,421,879
The TJX Cos., Inc.	3,150	190,827
The Wendy's Co.	8,881	195,116
Toll Brothers, Inc.	15,515	729,515
Vail Resorts, Inc.	1,633	425,021
Williams-Sonoma, Inc.	47	6,815
Yum! Brands, Inc.	1,156	137,021
		36,339,941
Consumer Staples - 2.1%
Altria Group, Inc.	2,699	141,023
Costco Wholesale Corp.	4,929	2,838,365
Monster Beverage Corp. (b)	16,191	1,293,661
PepsiCo, Inc.	2,906	486,406
The Coca-Cola Co.	8,921	553,102
		5,312,557
Energy - 0.5%
Coterra Energy, Inc.	685	18,474
Diamondback Energy, Inc.	452	61,960
EOG Resources, Inc.	733	87,396
Equitrans Midstream Corp.	4,091	34,528
Hess Corp.	2,549	272,845
Pioneer Natural Resources Co.	3,028	757,091
		1,232,294
Financials - 2.6%
Alleghany Corp. (b)	54	45,738
American Express Co.	1,837	343,519
Arch Capital Group Ltd. (b)	12,575	608,882
Cboe Global Markets, Inc.	3,541	405,161
Discover Financial Services	671	73,937
Everest Re Group Ltd.	2,409	726,024
Marsh & McLennan Cos., Inc.	614	104,638
Moody's Corp.	75	25,306
MSCI, Inc.	100	50,288
Rocket Cos., Inc. - Class A	1,897	21,095
S&P Global, Inc.	4,285	1,757,621
Signature Bank	4,504	1,321,879
SLM Corp.	8,487	155,821
Synchrony Financial	8,011	278,863
Upstart Holdings, Inc. (b)	7,197	785,121
		6,703,893
Health Care - 11.1%
AbbVie, Inc.	9,178	1,487,846
ABIOMED, Inc. (b)	1,066	353,102
Agilent Technologies, Inc.	2,429	321,430
Align Technology, Inc. (b)	3,160	1,377,760
Amgen, Inc.	1,729	418,107
Baxter International, Inc.	5,913	458,494
Catalent, Inc. (b)	10,866	1,205,039
Danaher Corp.	6,858	2,011,657
Dexcom, Inc. (b)	430	219,988
Edwards Lifesciences Corp. (b)	12,312	1,449,369
Eli Lilly & Co.	695	199,027
Encompass Health Corp.	658	46,790
HCA Healthcare, Inc.	1,868	468,158
IDEXX Laboratories, Inc. (b)	2,030	1,110,532
Illumina, Inc. (b)	827	288,954
Incyte Corp. (b)	549	43,602
Intuitive Surgical, Inc. (b)	6,906	2,083,402
IQVIA Holdings, Inc. (b)	921	212,944
Johnson & Johnson	709	125,656
Mettler-Toledo International, Inc. (b)	265	363,895
Moderna, Inc. (b)	1,210	208,435
Molina Healthcare, Inc. (b)	788	262,869
Natera, Inc. (b)	7,670	312,016
Repligen Corp. (b)	769	144,641
Thermo Fisher Scientific, Inc.	459	271,108
UnitedHealth Group, Inc.	12,440	6,344,027
Veeva Systems, Inc. - Class A (b)	4,520	960,319
Vertex Pharmaceuticals, Inc. (b)	10,031	2,617,790
Waters Corp. (b)	1,662	515,868
Zoetis, Inc.	14,312	2,699,100
		28,581,925
Industrials - 5.5%
3M Co.	645	96,028
Allegion PLC	2,255	247,554
Allison Transmission Holdings, Inc.	879	34,509
AMETEK, Inc.	9,998	1,331,534
Booz Allen Hamilton Holding Corp.	730	64,123
Copart, Inc. (b)	9,878	1,239,393
Eaton Corp. PLC	12,293	1,865,586
FedEx Corp.	1,438	332,739
GXO Logistics, Inc. (b)	276	19,690
IDEX Corp.	2,431	466,096
Illinois Tool Works, Inc.	829	173,592
Landstar System, Inc.	964	145,400
Lockheed Martin Corp.	401	177,001
Old Dominion Freight Line, Inc.	1,658	495,211
Robert Half International, Inc.	689	78,670
Roper Technologies, Inc.	3,004	1,418,579
Textron, Inc.	10,902	810,891
TransDigm Group, Inc. (b)	1,950	1,270,503
Trex Co., Inc. (b)	4,873	318,353
Uber Technologies, Inc. (b)	29,695	1,059,518
Union Pacific Corp.	1,337	365,282
United Parcel Service, Inc. - Class B	6,108	1,309,922
WW Grainger, Inc.	112	57,768
XPO Logistics, Inc. (b)	11,374	828,027
		14,205,969
Information Technology - 36.3%
Accenture PLC - Class A	3,084	1,040,017
Adobe, Inc. (b)	6,601	3,007,548
Advanced Micro Devices, Inc. (b)	36,700	4,012,778
Allegro MicroSystems, Inc. (b)	1,073	30,473
Amphenol Corp. - Class A	9,539	718,764
Analog Devices, Inc.	2,115	349,356
Apple, Inc.	69,111	12,067,472
Applied Materials, Inc.	9,161	1,207,420
Arista Networks, Inc. (b)	10,056	1,397,583
ASML Holding NV - ADR	1,034	690,640
Atlassian Corp. PLC - Class A (b)	799	234,770
Autodesk, Inc. (b)	2,774	594,607
Bill.com Holdings, Inc. (b)	2,718	616,415
Block, Inc. (b)	1,088	147,533
Broadcom, Inc.	1,827	1,150,425
CDW Corp.	985	176,207
Cognex Corp.	4,648	358,593
Cognizant Technology Solutions Corp. - Class A	2,479	222,292
Crowdstrike Holdings, Inc. - Class A (b)	5,200	1,180,816
Datadog, Inc. - Class A (b)	940	142,382
DocuSign, Inc. (b)	1,345	144,076
Dynatrace, Inc. (b)	4,882	229,942
Enphase Energy, Inc. (b)	159	32,083
Entegris, Inc.	5,912	776,009
EPAM Systems, Inc. (b)	2,694	799,067
Fortinet, Inc. (b)	3,007	1,027,612
Gartner, Inc. (b)	447	132,965
HP, Inc.	8,579	311,418
HubSpot, Inc. (b)	350	166,229
Intuit, Inc.	6,420	3,086,993
IPG Photonics Corp. (b)	2,015	221,166
Jabil, Inc.	15,188	937,555
KLA Corp.	1,291	472,583
Mandiant, Inc. (b)	3,107	69,317
Manhattan Associates, Inc. (b)	4,027	558,585
Marqeta, Inc. - Class A (b)	43,936	485,053
Mastercard, Inc. - Class A	2,320	829,122
Micron Technology, Inc.	13,489	1,050,658
Microsoft Corp.	73,583	22,686,375
Monolithic Power Systems, Inc.	365	177,273
Motorola Solutions, Inc.	2,245	543,739
NVIDIA Corp.	26,236	7,158,755
NXP Semiconductors NV	684	126,595
PayPal Holdings, Inc. (b)	8,327	963,018
PTC, Inc. (b)	4,495	484,201
QUALCOMM, Inc.	32,852	5,020,443
salesforce.com, Inc. (b)	3,799	806,604
ServiceNow, Inc. (b)	1,656	922,210
Shopify, Inc. - Class A (b)	1,922	1,299,195
Skyworks Solutions, Inc.	2,778	370,252
Snowflake, Inc. - Class A (b)	3,791	868,632
SolarEdge Technologies, Inc. (b)	1,394	449,384
StoneCo Ltd. - Class A (b)	4,826	56,464
Texas Instruments, Inc.	5,298	972,077
The Trade Desk, Inc. - Class A (b)	434	30,054
Twilio, Inc. - Class A (b)	2,909	479,432
Tyler Technologies, Inc. (b)	984	437,772
Unity Software, Inc. (b)	8,602	853,404
Universal Display Corp.	881	147,083
Visa, Inc. - Class A	30,563	6,777,957
VMware, Inc. - Class A	1,059	120,588
Workday, Inc. - Class A (b)	962	230,361
Zebra Technologies Corp. - Class A (b)	1,685	697,084
Zoom Video Communications, Inc. - Class A (b)	936	109,727
		93,465,203
Materials - 0.6%
Freeport-McMoRan, Inc.	6,564	326,493
Graphic Packaging Holding Co.	2,671	53,527
Olin Corp.	6,241	326,280
Sealed Air Corp.	1,569	105,060
The Chemours Co.	5,028	158,281
The Sherwin-Williams Co.	2,043	509,974
		1,479,615
Real Estate - 0.5%
American Tower Corp.	832	209,015
CBRE Group, Inc. - Class A (b)	1,004	91,886
Crown Castle International Corp.	920	169,832
Extra Space Storage, Inc.	331	68,054
Lamar Advertising Co. - Class A	289	33,576
Public Storage	705	275,147
SBA Communications Corp.	552	189,943
Simon Property Group, Inc.	1,433	188,526
		1,225,979
Utilities - 0.0% (c)
NRG Energy, Inc.	325	12,467
Total Common Stocks (Cost $144,386,979)		208,585,379

	Par Value
U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Notes - 0.4%
0.125%, due 05/31/23	$119,000	116,545
0.250%, due 09/30/23	32,000	31,115
0.250%, due 06/15/24	172,000	164,045
0.750%, due 11/15/24	52,000	49,701
0.250%, due 10/31/25	55,000	50,703
0.875%, due 09/30/26	156,000	145,226
1.500%, due 01/31/27	44,800	42,812
1.875%, due 02/28/27 (d)	127,000	123,607
1.125%, due 02/15/31	7,000	6,322
1.875%, due 02/15/32	168,000	161,306
Total U.S. Treasury Obligations (Cost $924,751)		891,382

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (e)	459,829	51,803
Series K-1501, 0.391%, due 04/25/30 (e)	2,554,745	61,201
Series K-110, 1.697%, due 04/25/30 (e)	398,974	43,899
Series K-118, 0.960%, due 09/25/30 (e)	997,183	66,510
Series K-123, 0.774%, due 12/25/30 (e)	1,397,897	76,639
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $259,949)		300,052

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.7%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 1.119%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (f)(g)	180,000	175,182
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.537%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (f)(g)	60,000	59,959
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.797%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (f)(g)	82,243	80,603
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (e)(f)	468,049	426,820
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (e)(f)	300,000	299,618
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (f)	180,000	175,750
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.490%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (f)(g)	170,000	167,452
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (f)	130,000	129,576
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (e)(f)	59,299	58,624
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (e)(f)	111,443	111,314
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (e)(f)	17,045	17,069
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (e)(f)	3,183	3,185
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (e)(f)	99,513	99,344
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (e)(f)	89,646	89,499
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (e)(f)	271,095	247,470
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (e)(f)	62,351	62,260
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.095%, due 07/17/45 (e)	163,000	163,038
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (e)(f)	275,000	241,708
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51 (e)(f)	400,000	336,598
Provident Funding Mortgage Trust 2021-J1
Series 2.00000, 2.000%, due 10/25/51 (e)(f)	100,000	82,838
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 2.207%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (f)(g)	350,000	346,175
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (e)(f)	11,546	11,603
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (e)(f)	10,018	10,050
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (e)(f)	200,000	186,618
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (e)(f)	350,000	294,373
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (f)	190,000	175,241
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (e)(f)	129,605	127,474
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (e)	180,000	176,081
Total Non-Agency Mortgage-Backed Obligations (Cost $4,685,319)		4,355,522

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.305%, due 07/17/54 (e)	996,262	88,679
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.775%, due 09/17/53 (e)	996,468	94,910
Benchmark 2021-B29 Mortgage Trust
Series X-A, 1.048%, due 09/17/54 (e)	998,273	69,238
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.712%, due 08/15/53 (e)	708,260	61,592
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $353,189)		314,419

ASSET BACKED SECURITIES - 1.7%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	73,726	71,073
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	48,928	46,658
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	94,006
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (f)	95,858	91,314
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (f)	122,517	115,516
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (f)	117,546	117,361
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	200,000	198,291
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	233,627	212,937
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (f)	200,528	181,453
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (f)	207,484	202,792
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (f)	186,139	176,485
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (f)	200,000	193,782
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (f)	66,810	60,824
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (f)	84,227	80,505
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (f)	200,000	190,800
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (f)	100,000	94,753
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (f)	150,000	141,751
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25	250,000	250,372
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25	73,899	73,778
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26	200,000	198,405
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,304
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (f)	350,000	349,805
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30 (f)	350,000	335,429
Sofi Professional Loan Program 2017-C LLC
Series A-1, 1.057%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (f)(g)	72,115	71,964
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (f)	93,567	93,730
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (f)	225,000	225,494
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	41,299	40,603
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (f)	187,363	169,678
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (f)	100,000	95,004
Total Asset-Backed Securities (Cost $4,450,314)		4,271,867

COLLATERALIZED LOAN OBLIGATIONS - 2.0%
Aimco CLO 11 Ltd.
Series 2020-11R, 1.371%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (f)(g)	1,000,000	989,198
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 1.997%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (f)(g)(h)	350,000	337,453
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 2.247%, due 08/15/34 (1 Month U.S. LIBOR + 1.850%) (f)(g)(h)	275,000	272,621
Benefit Street Partners CLO XXIII Ltd.
Series A-1, 1.338%, due 04/25/34 (3 Month U.S. LIBOR + 1.080%) (f)(g)	250,000	247,584
CIFC Funding 2021-I Ltd.
Series LTD, 1.368%, due 04/25/33 (3 Month U.S. LIBOR + 1.110%) (f)(g)	250,000	249,004
CIFC Funding 2022-I Ltd.
Series 2022-1, 1.749%, due 04/17/35 (3 Month SOFR Rate + 1.320%) (f)(g)	250,000	249,127
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 2.397%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (f)(g)(h)	275,000	266,723
Marble Point CLO XIV Ltd.
Series FLT, 1.534%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (f)(g)	450,000	446,432
MF1 2021-FL6 Ltd.
Series 2021-FL6, 2.318%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (f)(g)(h)	175,000	172,385
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.481%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (f)(g)(h)	200,000	195,530
Octagon Investment Partners 32 Ltd.
Series FLT, 1.441%, due 07/16/29 (3 Month U.S. LIBOR + 1.200%) (f)(g)	250,000	248,674
OHA Credit Funding 3 Ltd.
Series A-R, 1.394%, due 07/02/35 (3 Month U.S. LIBOR + 1.140%) (f)(g)	250,000	247,750
OHA Credit Funding 4 Ltd.
Series A-R, 1.409%, due 10/22/36 (3 Month U.S. LIBOR + 1.150%) (f)(g)	500,000	496,490
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 1.545%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%) (f)(g)	250,000	248,364
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 1.264%, due 10/13/32 (3 Month U.S. LIBOR + 1.020%) (f)(g)	500,000	491,078
Total Collateralized Loan Obligations (Cost $5,225,386)		5,158,413

CORPORATE BONDS - 3.5%
Basic Materials - 0.1%
Ecolab, Inc.
4.800%, due 03/24/30	61,000	67,461
Steel Dynamics, Inc.
1.650%, due 10/15/27	74,000	66,847
		134,308
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30	100,000	89,458
AT&T, Inc.
2.250%, due 02/01/32	148,000	131,238
Fox Corp.
3.050%, due 04/07/25	80,000	79,862
The Walt Disney Co.
2.200%, due 01/13/28	68,000	64,609
T-Mobile USA, Inc.
3.750%, due 04/15/27	74,000	74,569
Verizon Communications, Inc.
4.329%, due 09/21/28	74,000	77,871
2.355%, due 03/15/32 (f)	100,000	90,131
		607,738
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25	70,000	65,884
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	100,000	101,202
Ross Stores, Inc.
4.600%, due 04/15/25	114,000	117,967
The Home Depot, Inc.
1.500%, due 09/15/28	103,000	93,508
Walmart, Inc.
1.050%, due 09/17/26	80,000	74,465
		453,026
Consumer, Non-cyclical - 0.6%
AbbVie, Inc.
3.800%, due 03/15/25	121,000	123,356
Altria Group, Inc.
3.400%, due 05/06/30	88,000	84,318
Amgen, Inc.
3.200%, due 11/02/27	115,000	115,314
BAT International Finance PLC
1.668%, due 03/25/26	142,000	130,595
Constellation Brands, Inc.
3.700%, due 12/06/26	88,000	88,963
CVS Health Corp.
3.875%, due 07/20/25	150,000	152,996
1.750%, due 08/21/30	148,000	129,603
Global Payments, Inc.
2.650%, due 02/15/25	78,000	76,451
HCA, Inc.
4.125%, due 06/15/29	98,000	99,837
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	67,000	69,199
PepsiCo, Inc.
2.625%, due 07/29/29	79,000	77,176
Royalty Pharma PLC
0.750%, due 09/02/23	59,000	57,343
1.200%, due 09/02/25	61,000	56,358
1.750%, due 09/02/27	60,000	54,407
2.200%, due 09/02/30	84,000	73,532
Triton Container International Ltd.
2.050%, due 04/15/26 (f)	119,000	110,972
		1,500,420
Energy - 0.2%
Enterprise Products Operating LLC
2.800%, due 01/31/30	74,000	70,935
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	67,000	67,447
MPLX LP
4.875%, due 12/01/24	70,000	72,450
2.650%, due 08/15/30	56,000	51,240
Phillips 66
0.900%, due 02/15/24	75,000	72,598
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25	51,000	53,933
		388,603
Financial - 1.7%
Aflac, Inc.
3.250%, due 03/17/25	80,000	80,722
American Express Co.
2.250%, due 03/04/25	68,000	66,752
American International Group, Inc.
3.900%, due 04/01/26	141,000	144,508
Assurant, Inc.
4.200%, due 09/27/23	67,000	68,122
Aviation Capital Group LLC
1.950%, due 09/20/26 (f)	101,000	91,911
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25 (f)	78,000	74,587
2.125%, due 02/21/26 (f)	141,000	128,839
Bank of America Corp.
4.125%, due 01/22/24	100,000	102,606
4.000%, due 01/22/25	71,000	72,305
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (g)	318,000	294,790
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (g)	168,000	154,898
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (f)	143,000	126,779
BNP Paribas SA
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%) (f)(g)	200,000	195,112
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (g)	120,000	114,322
4.450%, due 09/29/27	76,000	78,207
Equinix, Inc.
1.250%, due 07/15/25	126,000	117,425
2.900%, due 11/18/26	56,000	54,408
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	90,000	92,498
JPMorgan Chase & Co.
3.875%, due 09/10/24	120,000	122,643
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (g)	120,000	111,706
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (g)	161,000	148,724
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (g)	69,000	60,058
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (g)	100,000	91,580
Kite Realty Group LP
4.000%, due 10/01/26	94,000	94,102
Main Street Capital Corp.
3.000%, due 07/14/26	137,000	127,499
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	67,000	67,988
Morgan Stanley
0.560%, due 11/10/23 (SOFR Rate + 0.466%) (g)	80,000	79,091
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (g)	108,000	102,574
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (g)	223,000	215,185
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (g)	120,000	111,463
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (g)	120,000	110,542
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (g)	89,000	78,843
Realty Income Corp.
3.250%, due 01/15/31	110,000	107,662
Royal Bank of Canada
1.200%, due 04/27/26	80,000	74,025
Scentre Group Trust 1
3.625%, due 01/28/26 (f)	86,000	86,307
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (f)	63,000	60,980
The Charles Schwab Corp.
3.300%, due 04/01/27	46,000	46,263
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (g)	80,000	74,510
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (g)	216,000	211,404
XLIT Ltd.
4.450%, due 03/31/25	74,000	76,104
		4,318,044
Industrial - 0.0% (c)
Amphenol Corp.
2.800%, due 02/15/30	93,000	88,029
Carrier Global Corp.
2.722%, due 02/15/30	140,000	131,334
Raytheon Technologies Corp.
3.200%, due 03/15/24	87,000	87,967
The Boeing Co.
4.875%, due 05/01/25	76,000	78,442
		385,772
Technology - 0.3%
Apple, Inc.
1.200%, due 02/08/28	80,000	72,608
Broadcom, Inc.
4.150%, due 11/15/30	55,000	55,596
DXC Technology Co.
1.800%, due 09/15/26	60,000	54,926
Fiserv, Inc.
3.850%, due 06/01/25	54,000	54,845
Intel Corp.
3.700%, due 07/29/25	33,000	33,784
Microsoft Corp.
2.400%, due 08/08/26	150,000	148,509
Oracle Corp.
2.950%, due 04/01/30	200,000	184,672
VMware, Inc.
1.000%, due 08/15/24	85,000	80,994
		685,934
Utilities - 0.2%
Ameren Illinois Co.
3.800%, due 05/15/28	70,000	71,615
Duke Energy Corp.
3.150%, due 08/15/27	150,000	147,851
Entergy Corp.
0.900%, due 09/15/25	100,000	91,623
Sierra Pacific Power Co.
2.600%, due 05/01/26	121,000	118,548
Southwestern Electric Power Co.
1.650%, due 03/15/26	80,000	75,199
The AES Corp.
1.375%, due 01/15/26	75,000	69,041
		573,877
Total Corporate Bonds (Cost $9,779,520)		9,047,722

	Shares
EXCHANGE-TRADED FUND - 0.7%
iShares Russell 1000 Growth ETF	6,880	1,910,094
Total Exchange-Traded Fund (Cost $1,910,136)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.6%
Voya Emerging Markets Hard Currency Debt Fund - Class P	241,863	2,029,232
Voya High Yield Bond Fund - Class P	223,078	1,690,928
Voya Investment Grade Credit Fund - Class P	164,331	1,672,893
Voya Securitized Credit Fund - Class P	679,220	6,500,140
Total Affiliated Registered Investment Companies (Cost $12,311,417)		11,893,193

Total Investments at Value - 95.9% (Cost $184,286,960)		246,728,043
Other Assets in Excess of Liabilities - 4.1%		10,628,260
Net Assets - 100.0%		$257,356,303

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents less than 0.1%.
(d)	This security or a partial position of this security is on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $88,700.
(e)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2022
(f)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2022, the value of these investments was $13,128,874, or 5.1% of total net assets.

(g)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2022.
(h)	Illiquid security. The total value of such securities is $1,244,712 as of March 31, 2022, representing 0.5% of net assets.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2022 (Unaudited)

			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	4	06/30/2022	$793,852	$10,276
5-Year U.S. Treasury Note Future	27	06/30/2022	2,504,808	61,545
10-Year U.S. Treasury Note Future	26	06/21/2022	2,621,292	87,088
U.S. Treasury Long Bond Future	7	06/21/2022	879,744	29,508
Ultra 10-Year U.S. Treasury Bond Future	15	06/21/2022	1,372,230	60,852
Ultra Long-Term U.S. Treasury Bond Future	5	06/21/2022	515,348	18,976
Total Futures Contracts Sold Short			$8,687,274	$268,245

The average monthly notional amount of futures contracts purchased and sold short for Large Company Growth Portfolio during the three months ended March 31, 2022 were $272,899 and $8,532,617, respectively.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2022 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	15,365	$43,217,105	$521,333
Total Return Swaps								$521,333

The average monthly notional amount of total return swaps for Large Company Growth Portfolio during the three months ended March 31, 2022 was $47,642,436.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolio discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2022:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$208,585,379	$-	$-	$208,585,379
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	891,382	-	891,382
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	300,052	-	300,052
Non-Agency Mortgage-Backed Obligations . .	-	4,355,522	-	4,355,522
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	314,419	-	314,419
Asset-Backed Securities . . . . . . . . . . . . . . . . .		4,271,867	-	4,271,867
Collateralized Loan Obligations . . . . . . . . . . . .	-	5,158,413	-	5,158,413
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	9,047,722	-	9,047,722
Exchange-Traded Fund . . . . . . . . . . . . . . . . . . . . .	1,910,094	-	-	1,910,094
Affiliated Registered Investment Companies . .	11,893,193	-	-	11,893,193
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$222,388,666	$24,339,377	$-	$246,728,043

Other Financial Instruments**
Assets
Unrealized appreciation on futures contracts	$268,245	$-	$-	$268,245
Unrealized appreciation on swap contracts	-	521,333	-	521,333
Total Assets . . . . . . .	$268,245	$521,333	$-	$789,578

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2022.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the three months ended March 31, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the three months ended
March 31, 2022 and the value of such investments as of March 31, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value as of March 31, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$2,240,592	$26,858	$-	$-	$(238,218)	$2,029,232	$26,122	$-
Voya High Yield Bond Fund - Class P . .	2,082,421	26,889	(300,000)	(20,163)	(98,219)	1,690,928	26,646	-
Voya Investment Grade Credit Fund - Class P	906,202	855,172	-	-	(88,481)	1,672,893	6,385	-
Voya Securitized Credit Fund - Class P	8,549,478	72,951	(1,950,000)	(19,964)	(152,325)	6,500,140	70,625	-
	$13,778,693	$981,870	$(2,250,000)	$(40,127)	$(577,243)	$11,893,193	$129,778	$-